TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 4,049	$ 3,855
Instruments [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	4,049	3,855
Less than one year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	3,959	3,671
Less than one year [Member] | Instruments [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	3,959	3,671
Between one and five years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	90	184
Between one and five years [Member] | Instruments [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 90	$ 184